Share-based Payments - Summary of Stock Option Vesting Details of Subsidiaries (Detail) - Stock Options [Member] - EUR (€)	Oct. 11, 2017	Jun. 14, 2017	Oct. 28, 2016	Apr. 07, 2016	Mar. 14, 2016	Sep. 08, 2015	Mar. 24, 2015	Dec. 03, 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date	Oct. 11, 2017		Oct. 28, 2016		Mar. 14, 2016	Sep. 08, 2015	Mar. 24, 2015
Vesting period	Graded		Graded		Graded	Graded	Graded
Plan expiration date	Nov. 10, 2027		Oct. 28, 2026		Mar. 14, 2026	Aug. 09, 2025	Mar. 24, 2025
Number of options granted	1,220,000		2,773,028		2,060,602	1,982,300	1,892,300
Share entitlement per options	1		1		1	1	1
Exercise price (in $ per share)	€ 22.57		€ 17.90		€ 22.44	€ 27.55	€ 38.45
Valuation method used	Black-Scholes		Black-Scholes		Black-Scholes	Black-Scholes	Black-Scholes
Grant date share fair value (in $ per share)	€ 24.01		€ 16.42		€ 22.48	€ 28.59	€ 40.00
Expected volatility	65.60%		63.20%		62.80%	59.90%	59.80%
Average life of options	6.12		6.12		6.11	6.11	6.11
Discount rate	0.03%		0.00%		0.03%	0.42%	0.16%
Expected dividends	0.00%		0.00%		0.00%	0.00%	0.00%
Fair value per options (in $ per share)	€ 14.30		€ 8.96		€ 12.65	€ 15.86	€ 22.02
Calyxt Inc. [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date		Jun. 14, 2017		Apr. 07, 2016		Sep. 08, 2015
Vesting period		Graded		Graded		Graded
Plan expiration date		Jun. 14, 2027		Apr. 07, 2026		Sep. 08, 2025
Number of options granted		2,119,698		1,678,250		113,925
Share entitlement per options		1		1		1
Exercise price (in $ per share)		€ 13.29		€ 3.59		€ 21.83
Valuation method used		Black- Scholes		Black- Scholes		Black- Scholes
Grant date share fair value (in $ per share)		€ 13.29		€ 3.59		€ 21.83
Expected volatility		25.00%		30.00%		54.30%
Average life of options		6.57		5.74		5.53
Discount rate		1.96%		1.41%		1.65%
Expected dividends		0.00%		0.00%		0.00%
Fair value per options (in $ per share)		€ 4.00		€ 1.11		€ 10.93
Employees [Member] | Calyxt Inc. [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date								Dec. 03, 2014
Vesting period								Graded
Plan expiration date								Dec. 03, 2024
Number of options granted								71,050
Share entitlement per options								1
Exercise price (in $ per share)								€ 3.71
Valuation method used								Black- Scholes
Grant date share fair value (in $ per share)								€ 3.71
Expected volatility								48.00%
Average life of options								6.16
Discount rate								1.74%
Expected dividends								0.00%
Fair value per options (in $ per share)								€ 1.78
Managers [Member] | Calyxt Inc. [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date								Dec. 03, 2014
Vesting period								Graded
Plan expiration date								Dec. 03, 2024
Number of options granted								159,250
Share entitlement per options								1
Exercise price (in $ per share)								€ 3.71
Valuation method used								Black- Scholes
Grant date share fair value (in $ per share)								€ 3.71
Expected volatility								48.00%
Average life of options								6.04
Discount rate								1.74%
Expected dividends								0.00%
Fair value per options (in $ per share)								€ 1.76